Significant Events in the Reporting Period	3 Months Ended
Mar. 31, 2023
Significant Events in the Reporting Period [Abstract]
Significant events in the reporting period

Note 3:- Significant events in the reporting period

i.	Grant of Option to employees and executive officers

On February 27, 2023, the Company’s Board of Directors approved the grant of options to purchase up to 147,000 options to purchase ordinary shares of the Company under the 2011 Plan and the US Appendix. The Company granted, out of the above mentioned, to employees and executive officers the following:

Under the Israeli Share Option Plan:

-	On February 27, 2023, 60,333 options to purchase the ordinary shares of the Company, at an exercise price of NIS 16.53 (USD 4.50) per share. The fair value of the options calculated on the date of grant using the binomial option valuation model was estimated at $108 thousands.

-	On March 01, 2023 3,333 options to purchase ordinary shares of the Company, at an exercise price of NIS 16.63 (USD 4.57) per share. The fair value of the options was estimated on the date of grant at $5.7 thousands.

-	On March 02, 2023 40,000 options to purchase ordinary shares of the Company, at an exercise price of NIS 16.76 (USD 4.60) per share. The fair value of the options was estimated on the date of grant at $71 thousands.

-	On April 23, 2023 40,000 options to purchase ordinary shares of the Company, at an exercise price of NIS 17.67 (USD 4.83) per share. The fair value of the options was estimated on the date of grant at $65 thousands.

Under the US Appendix:

-	On February 27, 2023 3,333 options to purchase the ordinary shares of the Company, at an exercise price of USD 4.57 per share. The fair value of the options was estimated on the date of grant was estimated at $5.80 thousands.